Goodwill and Intangible Assets, Net - Details Regarding Total Definite-Lived Purchased Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Definite-Lived Intangible Assets [Line Items]
Gross	$ 1,633,443	$ 1,586,929
Accumulated Amortization	(1,374,411)	(1,290,595)
Total	259,032	296,334
Core Technology [Member]
Definite-Lived Intangible Assets [Line Items]
Gross	896,149	896,814
Accumulated Amortization	(777,419)	(735,534)
Total	118,730	161,280
Customer Relationships [Member]
Definite-Lived Intangible Assets [Line Items]
Gross	689,754	642,575
Accumulated Amortization	(556,716)	(517,670)
Total	133,038	124,905
Other [Member]
Definite-Lived Intangible Assets [Line Items]
Gross	47,540	47,540
Accumulated Amortization	(40,276)	(37,391)
Total	$ 7,264	$ 10,149